Loans and Borrowings - Non-Current and Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	$ 168,601	$ 0
Current liabilities	185	70,357
Unamortized fair value adjustment, discount, and debt issuance costs
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	(31,399)	0
Loan Notes | Cost
Disclosure of detailed information about borrowings [line items]
Non-current liabilities	200,000	0
Convertible Loan Notes | Cost
Disclosure of detailed information about borrowings [line items]
Current liabilities	0	70,000
Other Borrowings | Cost
Disclosure of detailed information about borrowings [line items]
Current liabilities	$ 185	$ 357